Basic and Diluted Net Loss Per Share (Details)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Convertible notes payable
Antidilutive securities	3,735,044	1,175,953
Warrants
Antidilutive securities	10,221,036	314,285